Financial instruments and risk management - Fair Value Maturity Schedule (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ 5,628,186	R$ 230,312
2026
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	848,821	351,949
2027
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	2,871,637	674,290
2028
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	595,737	96,273
2029 onwards
Disclosure of detailed information about financial instruments [line items]
Fair value in R$	R$ 1,311,991	R$ (892,200)